Investments in Servicing Related Assets, Geographic Concentration (Details)	Dec. 31, 2019	Dec. 31, 2018
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	100.00%	100.00%
California [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	13.40%	12.70%
Texas [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	6.20%	6.40%
Maryland [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	5.60%
New York [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	5.10%
Virginia [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	5.10%
Florida [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance		5.10%
All Other [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	64.60%	75.80%